6. EQUIPMENT (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
PropertyPlant and Equipment
Cost	$ 1,052,206	$ 1,049,627
Accumulated Depreciation	793,613	760,684
Net Book Value	258,593	288,943
Office equipment [Member]
PropertyPlant and Equipment
Cost	91,712	92,057
Accumulated Depreciation	66,528	64,123
Net Book Value	25,184	27,934
Computer equipment [Member]
PropertyPlant and Equipment
Cost	464,216	459,426
Accumulated Depreciation	365,669	349,636
Net Book Value	98,547	109,790
Field equipment [Member]
PropertyPlant and Equipment
Cost	250,662	251,604
Accumulated Depreciation	155,689	144,786
Net Book Value	94,973	106,818
Buildings [Member]
PropertyPlant and Equipment
Cost	245,616	246,540
Accumulated Depreciation	205,727	202,139
Net Book Value	$ 39,889	$ 44,401